Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 184,225	$ 108,578
Total prepaid expenses and other current assets	14,049	13,713
Total accounts payable and accrued expenses	22,248	24,385
Total container contracts payable	282,794	231,647
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	173,874	97,950
Total prepaid expenses and other current assets	14,029	13,614
Total accounts payable and accrued expenses	21,816	23,198
Total container contracts payable	282,794	231,647
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	10,351	10,628
Total prepaid expenses and other current assets	20	99
Total accounts payable and accrued expenses	$ 432	$ 1,187